Financial assets at amortised cost - Loans and advances to banks (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	£ (3,455)
Transfers	(1,263)	£ (225)	£ (379)
Additions (repayments)	(211)	52	64
Balance at end of period	(6,541)	(3,455)		£ (3,455)
Impairment | Purchased or originated credit-impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(142)
Balance at end of period	(325)	(142)		(142)
Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(772)
Balance at end of period	(1,606)	(772)		(772)
Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period	(1,072)
Balance at end of period	(2,384)	(1,072)		(1,072)
Impairment | Lifetime expected credit losses | Credit-impaired after purchase or origination
Disclosure of financial assets [line items]
Balance at beginning of period	(1,469)
Balance at end of period	(2,226)	(1,469)		(1,469)
Loans and advances to banks
Disclosure of financial assets [line items]
Balance at beginning of period	9,775
Balance at end of period	11,202	9,775		9,775
Loans and advances to banks | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	9,775
Balance at end of period	11,159	9,775		9,775
Loans and advances to banks | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at end of period	43
Loans and advances to banks | Gross carrying amount
Disclosure of financial assets [line items]
Balance at beginning of period	9,777		6,285	6,285
Exchange and other adjustments	368			(218)
Additions (repayments)	1,079			3,710
Balance at end of period	11,224	9,777		9,777
Loans and advances to banks | Gross carrying amount | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	9,777		6,282	6,282
Exchange and other adjustments	368			(218)
Additions (repayments)	1,078			3,713
Balance at end of period	11,180	9,777		9,777
Loans and advances to banks | Gross carrying amount | 12-month expected credit losses | Stage 2
Disclosure of financial assets [line items]
Transfers	(43)
Loans and advances to banks | Gross carrying amount | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at beginning of period			£ 3	3
Additions (repayments)	1			(3)
Balance at end of period	44
Loans and advances to banks | Gross carrying amount | Lifetime expected credit losses | Not credit impaired | Stage 2
Disclosure of financial assets [line items]
Transfers	43
Loans and advances to banks | Impairment
Disclosure of financial assets [line items]
Balance at beginning of period	(2)
Balance at end of period	(22)	(2)		(2)
Loans and advances to banks | Impairment | 12-month expected credit losses
Disclosure of financial assets [line items]
Balance at beginning of period	(2)
Balance at end of period	(21)	£ (2)		£ (2)
Loans and advances to banks | Impairment | Lifetime expected credit losses | Not credit impaired
Disclosure of financial assets [line items]
Balance at end of period	£ (1)